Income Taxes (Details Narrative)	3 Months Ended	9 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)
Canadian Federal Scientific Research & Experimental Development expenditures	$ 18,400,000	$ 18,400,000
Unclaimed investment tax credits	3,500,000	3,500,000
Canada [Member]
Non-capital loss carryforward	$ 50,854,085	$ 50,854,085